Income Tax - Schedule of Pretax Earnings (Loss) for Domestic and Foreign Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
United States	$ (34,021)	$ (47,712)	$ (57,096)
Foreign	(494)	(495)	(808)
Loss before income taxes	$ (34,515)	$ (48,207)	$ (57,904)